Lease Arrangements	12 Months Ended
Dec. 31, 2017
Lease Arrangements [Abstract]
Lease Arrangements

13.Lease Arrangements

We have operating leases that cover our corporate office headquarters, various warehouse and office facilities, office equipment and transportation equipment. The remaining terms of these leases range from monthly to ten years, and in most cases we expect that these leases will be renewed or replaced by other leases in the normal course of business. We have no significant capital leases as of December 31, 2017 or 2016.

The following is a summary of future minimum rental payments and sublease rentals to be received under operating leases that have initial or remaining noncancelable terms in excess of one year at December 31, 2017 (in thousands):

2018	$23,527
2019	20,448
2020	18,157
2021	14,031
2022	8,346
Thereafter	13,774
Total minimum rental payments	$98,283

Total rental expense incurred under operating leases for continuing operations follows (in thousands):

	For the Years Ended December 31,
	2017	2016	2015

Total rental expense	$41,210	$40,034	$40,021